Employee compensation (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Compensation expense and balance sheet date payables
Key management includes directors and officers, and their compensation expense and balance sheet date payables are as follows:

	2022	2021
Expense
Salary and short-term employee benefits	$13	$17
Retirement benefits	2	2
Equity-based compensation[1]	4	36
	$19	$55
1.Amounts do not necessarily represent the actual value which will ultimately be paid.

	2022	2021
Payables and accrued liabilities
Compensation	$6	$7
Equity-based compensation[1]	35	46
	$41	$53
1.Amounts do not necessarily represent the actual value which will ultimately be paid.